CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY - Summary of Warrants Issued in Connection with Modified Debentures (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Number of warrants	337,946	206,480
Fair Value	$ 752,562
Directors [Member] | January 30, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	10,142
Exercise price	$ 4.93
Fair Value	39,916
Directors [Member] | January 5, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	6,173
Exercise price	$ 8.10
Fair Value	39,901
Directors [Member] | February 2, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	10,204
Exercise price	$ 4.90
Fair Value	16,619
July 2014 Modified Debentures [Member] | January 30, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	40,552
Exercise price	$ 4.93
Fair Value	159,601
July 2014 Modified Debentures [Member] | February 26, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	45,537
Exercise price	$ 2.20
Fair Value	79,904
July 2014 Modified Debentures [Member] | March 13, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	21,151
Exercise price	$ 2.36
Fair Value	39,965
July 2014 Modified Debentures [Member] | March 16, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	10,575
Exercise price	$ 2.36
Fair Value	19,981
July 2014 Modified Debentures [Member] | March 20, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	41,946
Exercise price	$ 1.79
Fair Value	59,942
July 2014 Modified Debentures [Member] | March 27, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	75,758
Exercise price	$ 1.98
Fair Value	119,888
September 2014 Modified Debentures [Member] | January 28, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	18,038
Exercise price	$ 5.54
Fair Value	80,156
September 2014 Modified Debentures [Member] | February 13, 2015 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	57,870
Exercise price	$ 1.73
Fair Value	$ 96,689